Convertible Redeemable Preferred Shares - Schedule of Aggregate Preferred Shares Series (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 2,861,748,733
Series A-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 485,488,380
Convertible redeemable preferred shares per share (in Dollars per share)		$ 31.98
Series A-2 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 456,377,760
Convertible redeemable preferred shares per share (in Dollars per share)		$ 32.04
Series A-3 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 90,666,213
Convertible redeemable preferred shares per share (in Dollars per share)		$ 32.05
Series B-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 423,255,328
Convertible redeemable preferred shares per share (in Dollars per share)		$ 32.28
Series B-2 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 295,908,795
Convertible redeemable preferred shares per share (in Dollars per share)		$ 32.55
Series B-3 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 68,775,000
Convertible redeemable preferred shares per share (in Dollars per share)		$ 32.75
Series C-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 458,577,648
Convertible redeemable preferred shares per share (in Dollars per share)		$ 33.51
Series D [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 582,699,609	$ 572,468,345	$ 406,656,821
Convertible redeemable preferred shares per share (in Dollars per share)		$ 44.95